SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 21, 2022	Oct. 19, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Less debt discount and debt issuance cost	$ (1,354,031)	$ (377,111)			$ (476,727)
Convertible notes payable	3,240,422	4,232,101			1,016,288
Less current portion of convertible notes payable	3,142,476	4,134,155			993,931
Long-term convertible notes payable	97,946	97,946	$ 238,532	$ 361,869	22,357
Convertible notes payable, Gross		4,408,786			1,707,857
Less debt discount and debt issuance cost		(176,685)			(691,569)
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	4,529,663	4,408,786
Less debt discount and debt issuance cost	(1,289,241)	(176,685)
Convertible Notes Payable [Member] | Issued in Fiscal Year 2020 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	97,946	97,946
Convertible Notes Payable [Member] | Issued in Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	508,440	600,400
Convertible Notes Payable [Member] | Issued In Fiscal Year Two Thousand And Twenty Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	1,712,194	3,710,440
Convertible Notes Payable [Member] | Issued In Fiscal Year Two Thousand And Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	$ 2,211,083
Issued in Fiscal Year 2020 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross		97,946			100,000
Issued in Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross		600,400			1,607,857
Issued In Fiscal Year Two Thousand And Twenty Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross		$ 3,710,440